Income Tax Expenses - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended	36 Months Ended
	Jan. 01, 2008	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		¥ 0	¥ 0	¥ 0	¥ 0
PRC Country [Member]
Operating Loss Carryforwards [Line Items]
Statutory Income Tax Rate	25.00%
Tax Reduction Percentage	50.00%
PRC Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax Reduction Percentage		75.00%
PRC Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax Reduction Percentage	50.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Income Tax Applicable Tax rate		16.50%
Assessable Profits			¥ 0